N-2	Aug. 28, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001682662
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	16
Entity Registrant Name	Peachtree Alternative Strategies Fund
Entity Address, Address Line One	225 Pictoria Drive
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45246
City Area Code	800
Local Phone Number	657-3812
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.

Annual Fund Operating Expenses (as a percentage of average net assets)	Institutional Shares
Management Fees	0.75%
Other Expenses(1)	0.37%
Acquired Fund Fees and Expenses(2)	16.49%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	17.61%
Fees Waivers and/or Expense Reimbursements(3)(4)	(0.75)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	16.86%

(1)	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. The Fund’s actual expenses may vary from the estimated expenses shown in the table. “Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”).
(2)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 1.0% to 3.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge an incentive allocation or fee which can range up to 35% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. If the Fund redeems some or all of its investment in a Portfolio Fund within the first twelve months of its investment, the Portfolio Fund may charge a liquidation fee of up to 5% of the amount of the redemption. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time. The Adviser estimates that approximately 4.2% (as a percentage of the net assets attributable to Shares) of the 16.49% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Portfolio Funds (i.e., management fees, performance-based fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds). The Adviser estimates that the balance of approximately 12.2% is attributable to certain expenses incurred by the Portfolio Funds in connection with investments sold short (e.g., dividend and interest expenses) as well as other investment-related expenses of the Portfolio Funds (e.g., bank charges and commissions, stock loan fees, etc.).
(3)	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Institutional Shares to 1.25% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived and any expense limit in effect at the time of recoupment. These arrangements will continue until August 31, 2027 and may be terminated at any time by the Board. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination; provided that no repayment of such waived fees and/or reimbursed expenses will occur more than three (3) years following the date such waiver or reimbursement was made.
(4)	The Adviser has contractually agreed to waive all management fees until April 30, 2027. The management fee waiver is in addition to the Expense Limitation Agreement described above. The management fee waiver is not subject to recoupment.

Management Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	16.49%	[1]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.37%	[2]
Total Annual Expenses [Percent]	17.61%
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[3],[4]
Net Expense over Assets [Percent]	16.86%
Expense Example [Table Text Block]

Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that: (1) you invest $1,000 in the Fund; (2) your investment has a 5% return each year; (3) operating expenses and net expenses remain as stated in the previous table except to reflect the completion of the amortization of offering costs; and (4) all income dividends and capital gains distributions are reinvested in additional Institutional Shares at the NAV per Share. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$159	$431	$639	$969

Expense Example, Year 01	$ 159
Expense Example, Years 1 to 3	431
Expense Example, Years 1 to 5	639
Expense Example, Years 1 to 10	$ 969
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

PROSPECTUS SUMMARY

This is only a summary and does not contain all of the information that you should consider before investing in the Fund’s Institutional Shares. Before investing in the Fund’s Institutional Shares, you should carefully read the more detailed information appearing elsewhere in this Prospectus, especially the information under the heading “Principal Risks.”

The Fund	Peachtree Alternative Strategies Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Interests in the Fund (“Shares”) are also registered under the 1940 Act and the Securities Act of 1933, as amended (the “1933 Act”). Although Shares are registered under the 1940 Act and the 1933 Act, they are subject to substantial limitations on transferability and resale.

The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed private investment funds that HB Wealth Management, LLC (the “Adviser”) believes will provide a diversifying return stream to shareholders (each a “Portfolio Fund”). These Portfolio Funds are not registered under the 1940 Act and may be organized within or outside of the U.S.

The Fund is suitable only for investors that can tolerate a significant amount of investment risk and that do not require liquidity of their interests in the Fund.

This Prospectus offers Shares of the Fund’s Institutional class (the “Institutional Shares”). In the future, the Fund may offer other classes of common shares with different pricing structures.

The Offering	Offering of Institutional Shares by the Fund – the Fund is offering Institutional Shares on a continuous basis. Institutional Shares are offered at their net asset (“NAV”) per Share as of the first Fund business day (“Business Day”) of each month. For purposes of this Prospectus, “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business.

See “Purchases of Shares,” “Repurchases of Institutional Shares” and “Plan of Distribution,” and “Transfer of Shares.”

Eligible Investors	The Fund will only sell Institutional Shares to a prospective investor who is a U.S. person for U.S. Federal income tax purposes and who satisfies the definition of “accredited investor” as currently defined in regulation D under the 1933 Act, and as it may be further amended during the effective period of this prospectus. Investors meeting these requirements are referred to in this Prospectus as “Eligible Investors.”

After an initial purchase, shareholders subscribing for additional Institutional Shares will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the Fund appear in the subscription agreement that must be completed by each prospective shareholder.

With limited exceptions, Institutional Shares are not transferable, and liquidity for investments in Institutional Shares may be provided only through periodic repurchase offers by the Fund.

See “Eligible Investors” and “Transfer of Shares.”

Investment Objective	The Fund’s investment objective is to create a diversified portfolio of hedge fund strategies that generates attractive risk-adjusted returns relative to traditional asset classes and that generates a return stream that is not highly correlated to equity market performance.

See “Investment Objective.”

Principal Investment Strategies	The Fund will seek to achieve its investment objective by investing in a variety of hedge fund strategies that the Adviser believes will provide a diversifying return stream to shareholders.

The Fund implements these strategies by investing in Portfolio Funds. The Portfolio Funds are not registered under the 1940 Act and may be organized outside of or within the U.S.

Potential strategies for investment include, but are not limited to: (1) long/short equity (taking “long” positions in equity securities of U.S. and foreign issuers that are believed to be likely to increase in value and taking “short” positions in equity securities of U.S. and foreign issuers that are believed to be likely to decline in value); (2) credit long/short (investing in credit-sensitive securities, long and/or short, based upon credit analysis of issuers and securities, and credit market views); (3) distressed credit (using intensive credit analysis to invest in equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers); (4) discretionary macro (investing across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments); Investments may include

Equity and Fixed Income Securities, currencies and commodities (i.e., agricultural, metals, energy); (5) managed futures (trading of futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, or financial assets such as government bonds, equity indices and currencies to take advantage of investment opportunities in the equity, fixed income, currency and commodity markets), (6) structured credit (investments in residential and commercial mortgage-backed securities, other asset-backed securities, collateralized loan obligations and collateralized debt obligations); (7) statistical arbitrage (identify pricing anomalies in equities and other asset classes); Generally this strategy utilizes heavy quantitative, computational, and statistical analysis to identify short-term trends that can be taken advantage of in the relevant markets); and (8) multi-strategy (utilizing several of the strategies listed here, and potentially other strategies).

The Fund will have diversified exposure to various hedge fund strategies that fall within 5 main categories: equity related strategies (such as equity long/short), credit related strategies (such as credit long/short and distressed credit), quantitative strategies (such as statistical arbitrage), multi-strategy, and opportunistic investments. Although allocations may vary outside of these ranges based on market conditions and opportunity set, the Fund is generally expected to allocate above 30% to multi-strategy, up to 30% to equity related strategies, up to 30% to credit related strategies, up to 20% to quantitative strategies and up to 20% to opportunistic strategies. Equity related strategies tend to have positive correlation to equity markets. The remaining strategies are intended to have lower correlation to equity markets over time. Managers are likely to invest in an array of securities across the globe, including emerging markets, in order to provide a diversifying return stream that is unrelated to traditional equity market risk factors.

The Adviser will determine the amount to allocate to each strategy. The Adviser intends that amounts will be allocated to at least several of the strategies at all times. Factors that determine the amount that the Adviser will allocate to each strategy include: the Adviser’s opinion of the opportunity set in that strategy, the capacity for investment with high quality managers in a given strategy and overall risk management of the Fund.

In order to implement the strategies, the investment managers of the Portfolio Funds (the “Investment Managers”) may utilize one or more approaches, including but not limited to approaches that consider: (1) the effect of economic, political, or corporate changes on the prices of securities (Directional Trading Approach); (2) the effect of events on different securities (Event Driven Approach); (3) perceived valuations of securities (e.g., whether an issuer is overvalued or undervalued) (Fundamental Approach) and (4) a mispricing of securities relative to each other or relative to historic norms (Relative Value Approach).

While it is anticipated that many Portfolio Funds will invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants (“Equity Securities”). Many Portfolio Funds may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”). Fixed Income Securities may have various maturity, duration and quality limitations, and may include high yield fixed income securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). Many Portfolio Funds may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio.

Derivatives. Portfolio Funds may use derivatives, typically options on Equity or Fixed Income indices (each an “Index”), futures on Indices and total return swaps involving one or a basket of Equity or Fixed Income Securities, to create synthetic exposure to these Indices/securities for the purposes of increasing portfolio profitability or hedging against certain strategy risks, including short selling risk.

Options. An option contract is a bilateral agreement that permits, but does not obligate, the purchaser, in return for a premium paid to the writer (seller) of the option, to buy an asset from (in the case of a call option) or sell an asset to (in the case of a put option) the writer (seller) at a specific price (the “Strike Price”) on or before the expiration date of the contract. An Investment Manager may purchase a call option or write (sell) a put option on an Index if the Investment Manager expects the value of the Index to increase during the term of the option. Alternatively, an Investment Manager may purchase a put option or write (sell) a call option on an Index if the Investment Manager expects the market value of that Index to decrease during the term of the option. The exercise of an Index option settles in cash. A Portfolio Fund may close out a call or put written on an Index by purchasing a call or put, respectively, on the same Index and with the same Strike Price and expiration date. To close out a position as a purchaser of an Index option, a Portfolio Fund may sell the option previously purchased, although the Portfolio Fund could exercise the option should it deem it advantageous to do so.

Futures. A futures contract is a bilateral agreement where one party agrees to accept delivery/purchase an asset (a long position), and the other party agrees to make delivery/sell the asset (a short position), as called for in the contract, on a specified date (the “Settlement Date”) and at an agreed-upon price (the “Settlement Price”). An Investment Manager may take a long position in an Index futures contract if the Investment Manager expects the value of the Index to increase during the term of the contract. Alternatively, an Investment Manager may take a short position in an Index futures contract if the Investment Manager expects the market value of the Index to decrease during the term of the contract. Futures contracts settle in cash on the Settlement Date. A Portfolio Fund may elect to close a futures position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Swap Agreements. Swap agreements are individually negotiated bilateral contracts created to gain exposure to a variety of different types of investments or market factors. In a total return swap on Equity Securities, one party sells (the “Payor”) to the other party (the “Receivor”) an amount equal to all cash flows from and price appreciation on the Equity Securities during the term of the agreement in return for a payment based on fixed or floating rate and an amount equal to any depreciation on the Equity Securities during the term of the agreement. A Portfolio Fund may elect to participate in a total return swap as “Receivor” if the Investment Manager expects the underlying Equity Securities to increase in value in an amount greater than the fixed rate to be paid under the agreement. Alternatively, a Portfolio Fund may elect to participate in a total return swap as “Payor” if the Investment Manager expects the underlying Equity Securities to decline in value during the term of the agreement but to increase in value over the long term.

Forward Contracts. A forward contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Other Investments. Because a Portfolio Fund is not registered under the 1940 Act and its governing documents typically do not impose significant investment restrictions, a Portfolio Fund may also, without limitation or prior notice to the Fund, invest and trade in a broad range of securities, derivatives and other financial instruments including but not limited to those described above.

See “Principal Investment Strategies – Portfolio Funds.”

Borrowing (For Non-Leverage Purposes)	The Fund has the authority to borrow money, but does not anticipate doing so. Generally, any borrowing will be limited to 25% of the Fund’s total assets at the time of the borrowing.

The Portfolio Funds may also borrow money for non-leverage purposes such as paying expenses or for the repurchase of Shares. The Fund does not expect to borrow, but to the extent that the Fund does borrow, it will do so only for repurchases.

Leverage	The Portfolio Funds may engage in various forms of leverage. Leverage can be employed in a variety of ways including using margin (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy Equity and Fixed Income Securities), selling short Equity and Fixed Income Securities, using derivatives and participating in other forms of direct and indirect borrowing. If a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed and leverage may result in a Portfolio Fund controlling more assets than the Portfolio Fund has equity.

See “Principal Investment Strategies – Leverage.”

Principal Risks	An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds do not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below. In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risks of investing in the Fund prior to acquiring Institutional Shares.

The following is a summary of the principal risks of investing in the Fund. The order in which these risks are presented may not be representative of the level of the Fund’s exposure to any of these risks. The principal risks of investing in the Fund may adversely affect the Fund’s performance. For a more complete discussion of these risks, see “Principal Risks” below.

Market Risk – The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, recessions, market closures, changes in laws, pandemics or epidemics, natural or environmental disasters, climate-change and climate related events, war, military conflicts, terrorism, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. For example, a widespread health crisis such as a global pandemic could result in aggressive measures being taken by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies; and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks may contribute to a significant economic downtown or recession, increased market volatility, market closures, severe losses, liquidity constraints in many markets, and adverse effects on the values of securities or other assets, and may adversely affect the Fund’s investments and operations. The future impact of a global pandemic is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time, and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as a global pandemic. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

Portfolio Fund Risk – The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds:

Borrowing Risk (For Non-Leverage Purposes). The rights of creditors to the assets of a debtor are senior to those of equity investors. As a creditor, a third-party lender would have a first priority claim on any cash and assets held by a Portfolio Fund.

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. The issuer of a convertible security may force a Portfolio Fund to convert the convertible securities before it would otherwise choose to do so, which may decrease the Portfolio Fund’s return.

Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies.

Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the equity securities of smaller companies at an acceptable price, especially during periods of market volatility.

Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. High yield Fixed Income Securities or “junk bonds” are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with securities with lower interest rates, thus reducing performance.

Focus Risk. A Portfolio Fund that invests in a particular market sector will be subject to the risks associated with that sector and may be more adversely affected by risks of that market sector than if the Portfolio Fund invested its assets across multiple market sectors.

Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social, political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions, and may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S.

Forward Contract Risk. The forward contract markets are generally not regulated and a counterparty may refuse to perform on a forward contract. Forward contracts are not guaranteed by an exchange or clearing house and therefore a non-settlement or a default on a contract could deprive an investor of unrealized profits or force it to cover its commitment to purchase or resell, if any, at the current market price.

Futures Risk. The price of an Index futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index, the Settlement Price, the time remaining until the expiration date of the futures contract and the volatility of the Index. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index futures. A small investment in a futures contract may have a large impact on the performance of a Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index future will suffer losses, which may theoretically be unlimited, as the value of the underlying Index declines. The seller of an Index future will suffer losses, which also may theoretically be unlimited, as the value of the Index increases. Because of low margin deposits normally required to participate in futures positions, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index futures contract may result in substantial losses to a Portfolio Fund. Changes in the liquidity of Index futures (i.e. due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the Index futures. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result. Potential losses on Index futures contracts are unlimited.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer.

Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings. In addition, performance-based fees of the Portfolio Funds give rise to certain conflicts of interest, including the incentive for Investment Managers to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect.

Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (i.e., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which the Portfolio Fund purchased the securities.

Long/Short Strategy Risk. The success of a long/short strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the securities utilized to implement the strategy.

Some Investment Managers employ certain additional strategies, the risks of which are as follows:

Directional Trading Approach Risk. The success of this technique is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short positions in those securities based on such predictions.

Event Driven Approach Risk. The success of this technique is contingent upon an Investment Manager’s ability to timely identify potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers.

Fundamental Long/Short Approach Risk. The success of this technique is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities.

Relative Value Approach Risk. The success of this technique is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short positions based on such discrepancies.

Options Risk. The price of an Index option can be highly volatile and is dictated by a variety of factors including the value of the Index, the Strike Price, the time remaining until the expiration date of the option and the volatility of the Index. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an Index option. A small investment in an Index option may have a large impact on the performance of a Portfolio Fund as an Index option may result in losses in excess of amounts invested. The seller (writer) of an Index call option assumes the risk of a theoretical unlimited increase in the market value of the Index above the Strike Price. The market for Index options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of Index options. If Index options cannot be closed out timely due to illiquid secondary markets, losses may result. Potential losses on the purchases of puts and calls are limited to the amount of premium paid. The writing of calls and puts exposes the writer to potentially unlimited losses.

Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Losses on short sales are theoretically unlimited.

Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of these swaps. Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities. Participation in a total return swap also involves counterparty credit risk and payments owed to a participant may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

Fund of Funds Structure Risk – Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure:

Control Risk. The Adviser will not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

Custody Risk. A Portfolio Fund may not be required to, or may not, custody assets consistent with the requirements of the 1940 Act and therefore such assets are more likely at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

Expense Layering Risk. In addition to its own expenses, the Fund will also bear its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds. Also, each Investment Manager generally will be entitled to receive a management fee of between 1.0% and 3.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund and a performance-based allocation, which can range up to 35% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses. In addition, the performance-based allocation that will be received by an Investment Manager may create an incentive for that manager to pursue more risky and speculative strategies than would be the case in the absence of such allocation.

Foreign Organization Risk. The Fund invests in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. See also “Portfolio Fund Risk – Foreign Investment Risk” below.

Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the strategies of the Portfolio Funds.

Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents.

Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the Portfolio Funds’ investment strategies. Certain Portfolio Funds are subject to start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. This may result in a Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Fund’s Board of Trustees (the “Board”). However, because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser will generally not be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation

Non-Diversification Risk – The Fund is non-diversified and the Fund’s investment in the securities of a limited number of Portfolio Funds exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Liquidity Risk – An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Institutional Shares and Institutional Shares are subject to substantial restrictions on transferability. There is currently no market for Institutional Shares, and it is not contemplated that one will develop.

Loss of Investment Risk – An investment in the Fund is subject to loss, including the possible loss of the entire amount invested.

Cybersecurity Risk. The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

Legal and Regulatory Risk – Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

Purchases of Shares	Offering of Institutional Shares by the Fund. The Fund continuously offers Institutional Shares at their NAV per Share through Ultimus Fund Distributors, LLC, the principal underwriter and distributor of the Institutional Shares (the “Distributor”). Additional broker-dealers or other financial intermediaries (“Selling Agents”) may be appointed by the Distributor to assist in the distribution of Institutional Shares. The Institutional Shares are not subject to a sales load. Selling Agents may also impose terms and conditions on investor accounts and investments in the Fund that are in addition to the terms and conditions set forth in this Prospectus. These additional terms and conditions that may be imposed by Selling Agents are not imposed by the Fund, the Distributor or the Fund’s service providers.

Eligible Investors who are “Institutional Investors” or individual investors may purchase Institutional Shares. “Institutional Investors” may include: (1) corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities; and (2) Eligible Investors investing through Selling Agents that have entered into an agreement with the Distributor to offer Institutional Shares through a no-load network or platform.

The minimum initial subscription for Institutional Shares is $25,000 and the minimum subsequent subscription is $5,000. The Fund intends to accept initial and additional purchases of Institutional Shares as of the first Business Day of each calendar month. Institutional Shares may be offered less frequently as determined by the Board in its sole discretion.

Generally, purchases are subject to the receipt of immediately available funds at least three (3) Business Days prior to the applicable purchase date (i.e., the first Business Day of each month). The investor will not become a shareholder of the Fund and will have no rights under the Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) until the purchase date. The investor must also complete a subscription agreement (for initial purchases) and/or such other documentation as required by the Fund (for both initial and subsequent purchases). Generally, this documentation must be received by the Fund’s transfer agent at least five (5) Business Days before the purchase date. Investors should confirm specific deadlines for receipt of funds and documentation by a Selling Agent as those entities may maintain different deadlines.

The Fund reserves the right to reject, in whole or in part, any purchase of Institutional Shares and may suspend the offering of Institutional Shares at any time.

See “Plan of Distribution” and “Purchases of Shares.”

See “Purchases of Shares,” “Repurchases of Institutional Shares,” “Plan of Distribution,” and “Transfer of Shares.

No Redemptions; Repurchases of Shares	Because the Fund is a closed-end fund, shareholders do not have the right to require the Fund to redeem any or all of their Institutional Shares. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase Institutional Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Institutional Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter) (each a “Valuation Date”).

In order to permit the Fund to finance the repurchase of Institutional Shares through a liquidation of all or a portion of its interest in a Portfolio Fund, the repurchase offer will terminate, and shareholders will be required to tender the Institutional Shares they wish to sell in the repurchase offer, at least 45 days prior to the Valuation Date (“Repurchase Offer Acceptance Deadline”). The Repurchase Offer Acceptance Deadline will be specified in the notice describing the terms of the applicable repurchase offer. A repurchase offer will terminate on the designated Repurchase Offer Acceptance Deadline and any tender of Institutional Shares received from a shareholder after that date will be void.

A shareholder tendering only a portion of its Institutional Shares for purchase will be required to continue to hold Institutional Shares with a value of at least $25,000 after giving effect to the repurchase. If a shareholder tenders an amount that would cause the value of its Institutional Shares (after giving effect to the repurchase) to fall below $25,000 (calculated as of the date of the tender using the most recent NAV), the Fund may, in its discretion, repurchase all of the shareholder’s Institutional Shares. Shareholders who tender Institutional Shares in a repurchase offer may not have all of the tendered Institutional Shares purchased by the Fund. If over-subscriptions occur, the Fund may elect to repurchase less than the full amount that a shareholder requests to be repurchased. If a repurchase offer is oversubscribed, the Fund generally will repurchase only a pro rata portion of the amount tendered by each shareholder.

The proceeds of repurchases of Institutional Shares may be paid by the in-kind distribution of illiquid securities held by the Fund, or partly in cash and partly in-kind.

See “Repurchases of Institutional Shares.”

Transfer of Shares	There is no public market for Institutional Shares and none is expected to develop. The Fund will not list Institutional Shares on a stock exchange or similar market. With very limited exceptions, Institutional Shares are not transferable, and liquidity for investments in Institutional Shares may be provided only through periodic repurchase offers by the Fund. If a shareholder attempts to transfer Institutional Shares in violation of the Fund’s transfer restrictions, the transfer will not be permitted and will be void.

See “Transfer of Shares.”

Distributions/Dividend	The Fund intends to distribute substantially all of its net investment income and all of its realized short-term and long-term gains, if any, to shareholders annually as of the last Business Day of each calendar year. Distributions paid by the Fund may include a return of capital. Unless a shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Institutional Shares and will be made at the net asset value per share calculated on the next valuation date following the distribution. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. Since Shares are illiquid, shareholders may need other sources of cash to pay any taxes due.

See “Distributions to Shareholders” and “Dividend Reinvestment Plan.”

Adviser	HB Wealth Management, LLC, a Georgia limited liability company, is the Adviser. The Adviser is a registered investment adviser with its principal offices at 3550 Lenox Rd. NE, Suite 2700, Atlanta, GA, 30326.

As of July 31, 2025, the Adviser’s total assets under management were approximately $27 billion.

For management services rendered to the Fund pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser receives an annual fee of 0.75%, payable monthly based on the Institutional Shares’ month end NAV.

See “Management – Investment Adviser”

Performance	Simultaneous with the commencement of the Fund’s operations on January 3, 2017 (“Commencement of Operations”), the Fund acquired substantially all of the assets of H&B Hedge Fund, LLC (the “Predecessor Fund”) in exchange for shares of the Fund. The performance of Institutional Shares for periods before January 3, 2017 is that of the Predecessor Fund and includes the expenses of the Predecessor Fund. The Fund’s expenses are greater than the actual expenses of the Predecessor Fund. For the estimated gross expenses of the Institutional Shares (including Acquired Fund Fees and Expenses), see “Summary of Fund Expenses.”

For past performance information of Institutional Shares, see “Performance.”

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE INVESTMENT RESULTS.

Services	Administrator, Fund Accountant, Transfer Agent and Compliance Services. Ultimus Fund Solutions, LLC (the “Administrator” or “Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides administration, fund accounting, transfer agency and compliance services to the Fund and supplies certain officers to the Fund, including a Principal Financial Officer and Principal Accounting Officer, Chief Compliance Officer and an Anti-Money Laundering Compliance Officer, as well as additional compliance support personnel. Fees and expenses of the Administrator are paid by the Fund.

Custodian. The Huntington National Bank, (the “Custodian”), 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments and may maintain Fund assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board. Fees and expenses of the Custodian are paid by the Fund.

See “Services.”

Fund Expenses	Fund Expenses. The Fund bears its own operating expenses which include, but are not limited to: (1) organizational and offering costs; (2) the fees and certain expenses of its service providers including legal and audit fees and certain travel expenses related to due diligence services; (3) Trustee fees; (4) repurchase offer expenses; (5) costs of printing prospectuses and shareholder reports; (6) certain research, due diligence and risk management services and (7) registration fees.

Portfolio Fund Expenses. The Portfolio Funds incur their own operating expenses. As an investor in the Portfolio Funds, the Fund indirectly bears its pro rata allocation of the Portfolio Funds’ expenses.

Expense Limitation. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the total annual Fund operating expenses attributable to the Institutional Shares will not exceed 1.25% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived and any expense limit in effect at the time of recoupment. These arrangements will continue until August 31, 2027 and may be terminated at any time by the Board. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination; provided that no repayment of such waived fees and/or reimbursed expenses will occur more than three (3) years following the date such waiver or reimbursement was made.

Management Fee Waiver. Additionally, the Adviser has contractually agreed to waive all management fees until April 30, 2027. The management fee waiver is in addition to the Expense Limitation Agreement described above. The management fee waiver is not subject to recoupment.

See “Expenses.”

Certain Tax Considerations	The Fund intends to qualify, for U.S. federal income tax purposes, as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To maintain its RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of its ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, reduced by deductible expenses.

For each taxable year that the Fund qualifies as a RIC, the Fund will not be subject to federal income tax on any of its income distributed to shareholders. The Fund will distribute substantially all of its net investment income and gains to shareholders and these distributions will generally be taxable to shareholders as ordinary income. Shareholders not subject to tax on their income will not be required to pay tax on these distributions.

See “Certain Tax Considerations.”

Certain ERISA Considerations	Generally, investors subject to The Employee Retirement Income Security Act of 1974 (“ERISA”) and other tax exempt investors, including employee benefit plans, individual retirement accounts, and Keogh Plans, may acquire Institutional Shares to the extent that they are Eligible Investors. Fund assets are not deemed to be “plan” assets under ERISA.

Before investing the assets of a plan subject to ERISA (each an “ERISA Plan”) or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (together with ERISA Plans, “Plans”) in the Fund, the Plan fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in U.S. Department of Labor (“DOL”) regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for the Plan, and whether the assets of the Plan would be suitably allocated within and across different asset classes if the investment is made.

See “Certain ERISA Considerations.”

Risk Factors [Table Text Block]

PRINCIPAL RISKS

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds does not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below.

In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risk factors prior to acquiring Institutional Shares.

The principal risks of the Fund may adversely affect the Fund’s performance. The order in which the principal risks are presented may not be representative of the level of the Fund’s exposure to any of these risks.

Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, recessions, market closures, changes in laws, pandemics or epidemics, natural or environmental disasters, climate-change and climate related events, war, military conflicts, terrorism, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. For example, a widespread health crisis such as a global pandemic could result in aggressive measures being taken by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies; and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks may contribute to a significant economic downtown or recession, increased market volatility, market closures, severe losses, liquidity constraints in many markets, and adverse effects on the values of securities or other assets, and may adversely affect the Fund’s investments and operations. The future impact of a global pandemic is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time, and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as a global pandemic. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

Portfolio Fund Risk

The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds:

Borrowing Risk (For Non-Leverage Purposes). As a creditor, a third-party lender has a first priority claim on any cash and assets held by a Portfolio Fund. In the event that a credit facility utilized by a Portfolio Fund is terminated by the third-party lender, the Portfolio Fund may be required to liquidate investments and be forced to sell investments at unfavorable prices in order to repay outstanding borrowings. The rights of creditors to the assets of a debtor are senior to those of equity investors.

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by small capitalization companies whose stock prices may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may decrease the Portfolio Fund’s return.

Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies. An increase in the value of the U.S. dollar compared to other currencies will reduce the effect of increases and magnify the effect of decreases in the value of foreign currencies and in the prices of instruments denominated in foreign currencies or that provide exposure to foreign currencies. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on non-U.S. dollar securities.

Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the Equity Securities of smaller companies at an acceptable price, especially during periods of market volatility.

Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The longer the duration of a Fixed Income Security, the more its value typically declines in response to increases in interest rates. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. In addition, the value of a Fixed Income Security may also fluctuate as a result of the market’s perception of the creditworthiness of the issuer as well as the liquidity of the fixed income market.

High yield Fixed Income Securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)) are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with securities with lower interest rates, thus reducing performance.

Focus Risk. A Portfolio Fund that invests in a particular market sector will be subject to the risks associated with that sector and may be more adversely affected by risks of that market sector than if the Portfolio Fund invested its assets across multiple market sectors.

Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties in repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions. Foreign investments may also be subject to withholding or other taxes on dividends, interest, capital gains or other income. Foreign investments may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There may be less publicly available information about a foreign issuer than about a U.S. issuer, and accounting, auditing and financial reporting standards and requirements may not be comparable. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, a Portfolio Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

Forward Contract Risk. The forward contract markets are generally not regulated and a counterparty may refuse to perform on a forward contract. Forward contracts are not guaranteed by an exchange or clearing house and therefore a non-settlement or a default on a contract could deprive an investor of unrealized profits or force it to cover its commitment to purchase or resell, if any, at the current market price.

Futures Risk. The price of an Index futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index, the price at which the contract will be settled, the time remaining until the expiration date of the futures contract and the volatility of the Index.

There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index futures. If a Portfolio Fund invests in Index futures at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the futures may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index futures do not offset losses incurred by the Portfolio Fund on other portfolio investments.

Changes in the liquidity of futures (i.e., due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the futures. It is also possible that the Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result.

A small investment in a futures contract may have a large impact on the performance of a Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index future will suffer losses, which are theoretically unlimited, as the value of the underlying Index declines. The seller of an Index future will suffer losses, which also are theoretically unlimited, as the value of the Index increases. Because of low margin deposits normally required to participate in futures position, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index futures contract may result in substantial losses to a Portfolio Fund. The market for Index futures may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of the Index futures.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. It may not be possible for an Investment Manager to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Unanticipated changes in the markets or events being hedged or the non-occurrence of events being hedged against may result in a poorer performance by the Portfolio Fund than in the absence of the implementation of a hedging strategy. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer. These factors may contribute to substantial price volatility for such investments. The limited number of securities available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant positions without an unfavorable effect on prevailing market prices. In addition, some companies participating in an initial public offering are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings. In addition, performance-based fees of the Portfolio Funds give rise to certain conflicts of interest, including the incentive for Investment Managers to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect.

In an unsettled credit environment, an Investment Manager may find it difficult or impossible to obtain leverage and a Portfolio Fund may not be able to successfully implement its strategy without leverage. In addition, the termination of a loan or line of credit on short notice by the lender could result in premature liquidations of investment positions at prices below what the Investment Manager deems to be fair value for the positions.

Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (e.g., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Portfolio Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Portfolio Fund might obtain a less favorable price than the price that prevailed when such Portfolio Fund decided to sell.

Portfolio Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in Portfolio Funds, the Fund may receive securities that are illiquid or difficult to value.

Long/Short Strategy Risk. The success of a long/short strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the securities utilized to implement the strategy.

Investment Managers may utilize the following strategies, the risks of which are as follows:

Directional Trading Approach Risk. The success of the Directional Trading Approach is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short equity positions in those securities based on such predictions. If the Investment Manager’s prediction regarding the effect of economic and political changes on Equity Securities is incorrect, a substantial loss may result.

Event Driven Approach Risk. The success of the Event Driven Approach is contingent upon an Investment Manager’s ability to timely identity potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers. If a predicted corporate event does not occur or does not have the impact predicted, a substantial loss may occur.

Fundamental Long/Short Approach Risk. The success of the Fundamental Long/Short Approach is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities. If the Investment Manager’s perception of an equity’s valuation or its future price is incorrect, a substantial loss may result.

Relative Value Approach Risk. The success of the Relative Value Approach is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short equity positions based on such discrepancies. If perceived pricing discrepancies do not materialize or if the Investment Manager fails to correctly exploit the pricing discrepancies, a substantial loss may result.

Options Risk. The price of an Index option can be highly volatile and is dictated by a variety of factors including the value of the Index, the Strike Price, the time remaining until the expiration date of the option and the volatility of the Index. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an Index option. If a Portfolio Fund invests in Index options at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the options may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index options do not offset losses incurred by the Portfolio Fund.

A small investment in an Index option may have a large impact on the performance of a Portfolio Fund as an Index option may result in losses in excess of amounts invested. The buyer of an Index call and a put option risks losing the entire premium paid to purchase the options. The seller (writer) of an Index call option assumes the risk of a theoretical unlimited increase in the market value of the Index above the Strike Price. The seller (writer) of an Index call option assumes the risk of a theoretical unlimited increase in the market value of the Index above the Strike Price. The seller (writer) of an Index put option assumes the risk of a theoretical unlimited decline in the market value of the Index above the Strike Price.

The market for Index options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of Index options. If Index options cannot be closed out timely due to illiquid secondary markets, losses may result.

Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited.

Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of such swaps.

Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities.

Participation in a swap agreement also involves counter-party risk and payments owed to a Portfolio Fund may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If a counterparty to a swap agreement defaults, a Portfolio Fund’s only recourse is to pursue contractual remedies against the counterparty which may be unsuccessful.

If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment and can bear the financial risks of the investment including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

Fund of Funds Structure Risk

Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure:

Control Risk. The Adviser will not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. A Portfolio Fund may fail to pursue its investment objective and strategies and the Portfolio Fund’s strategies may change and it may not use the same trading method in the future that was used to compile performance histories. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

Custody Risk. A Portfolio Fund may not be required to or may not custody assets consistent with the requirements of the 1940 Act and therefore such assets are more likely at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

Expense Layering Risk. In addition to its own expenses, the Fund will also bear its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds.

Also, each Investment Manager generally will be entitled to receive a management fee of between 1.0% and 3.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund and a performance-based allocation, which can range up to 35% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses.

Foreign Organization Risk. The Fund invests in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. Further, it may be more difficult or impossible to effect service of process on the Portfolio Funds, enforce judgments against the Portfolio Funds obtained in U.S. courts and based on U.S. securities laws, bring an original action in foreign court to enforce liabilities of the Portfolio Funds based on U.S. securities laws, and to bring claims on behalf of shareholders of the Portfolio Funds. See also “Portfolio Fund Risk – Foreign Investment Risk” below.

Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the strategies of the Portfolio Funds.

Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser may be able to negotiate on behalf of the Fund). Certain Portfolio Funds may: (1) impose lock-up periods or periods during which an investor may not redeem its investment; (2) impose gates or limitations on the size of an investment withdrawal by an individual investor or by investors, collectively during a specific period; and/or (3) assess fees on investment withdrawals. With respect to purchases, the Fund may have to invest some of its assets temporarily in money market securities until it is possible to acquire initial or additional interests in a Portfolio Fund.

Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the funds’ investment strategies. Certain Portfolio Funds are associated with start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. While the Adviser in many cases seeks to negotiate arrangements that provide for regular reporting of performance and portfolio data by the Portfolio Funds, at times the only means of obtaining independent verification of performance data will be reviewing the Portfolio Funds’ annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Portfolio Funds’ governing documents), Portfolio Funds are not contractually or otherwise obligated to inform their investors, including the Fund, of details surrounding their investment strategies. This may result in a Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. For example, if two or more Portfolio Funds were to invest significantly in the same company or industry, the Fund’s investments could be “concentrated” in the same company or industry without the Adviser having the opportunity to assess the risks of such concentration. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Board. Because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser will not generally be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation. Revisions to the gain and loss calculations of each Portfolio Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to a Portfolio Fund until its annual audit is completed.

Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Institutional Shares. Repurchases will be made at such time, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. Even if the Fund makes a repurchase offer, there is no guarantee that shareholders will be able to redeem all of the Institutional Shares they desire to sell. Generally, the maximum number of Institutional Shares that will be repurchased by the Fund during any repurchase offer is not expected to have a value that exceeds 25% of the Institutional Shares’ aggregate NAV as of the repurchase date. Also, if a repurchase offer is oversubscribed, the Fund will generally repurchase only a pro rata portion of the Institutional Shares tendered by each shareholder. In order to fund a repurchase offer, the Fund may have to liquidate investments earlier than the Adviser desires and may result in liquidation costs (e.g., redemption fees imposed by Portfolio Funds) and/or losses on investments to the Fund.

Institutional Shares are subject to substantial restrictions on transferability and may not be sold, assigned, transferred, conveyed or disposed without the consent of the Board. Shareholders should not expect the Board to grant consents to transfer requests.

There is currently no market for the Institutional Shares and it is not contemplated that one will develop. Because a shareholder may be unable to sell its Institutional Shares, the shareholder will be unable to reduce its exposure to the Fund on any market downturn. Also, Institutional Shares may not be readily acceptable as collateral for a loan.

Loss of Investment Risk

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Registrant for its Account	Amount Outstanding as of July 31, 2025
Institutional Shares	Unlimited	N/A	2,306,335.326

Outstanding Security, Title [Text Block]	Institutional Shares
Outstanding Security, Not Held [Shares] | shares	0
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, recessions, market closures, changes in laws, pandemics or epidemics, natural or environmental disasters, climate-change and climate related events, war, military conflicts, terrorism, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. For example, a widespread health crisis such as a global pandemic could result in aggressive measures being taken by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies; and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks may contribute to a significant economic downtown or recession, increased market volatility, market closures, severe losses, liquidity constraints in many markets, and adverse effects on the values of securities or other assets, and may adversely affect the Fund’s investments and operations. The future impact of a global pandemic is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time, and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as a global pandemic. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

Portfolio Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Portfolio Fund Risk The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds:
Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing Risk (For Non-Leverage Purposes). As a creditor, a third-party lender has a first priority claim on any cash and assets held by a Portfolio Fund. In the event that a credit facility utilized by a Portfolio Fund is terminated by the third-party lender, the Portfolio Fund may be required to liquidate investments and be forced to sell investments at unfavorable prices in order to repay outstanding borrowings. The rights of creditors to the assets of a debtor are senior to those of equity investors.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by small capitalization companies whose stock prices may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may decrease the Portfolio Fund’s return.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies. An increase in the value of the U.S. dollar compared to other currencies will reduce the effect of increases and magnify the effect of decreases in the value of foreign currencies and in the prices of instruments denominated in foreign currencies or that provide exposure to foreign currencies. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on non-U.S. dollar securities.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the Equity Securities of smaller companies at an acceptable price, especially during periods of market volatility.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The longer the duration of a Fixed Income Security, the more its value typically declines in response to increases in interest rates. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. In addition, the value of a Fixed Income Security may also fluctuate as a result of the market’s perception of the creditworthiness of the issuer as well as the liquidity of the fixed income market.

High yield Fixed Income Securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)) are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with securities with lower interest rates, thus reducing performance.

Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Focus Risk. A Portfolio Fund that invests in a particular market sector will be subject to the risks associated with that sector and may be more adversely affected by risks of that market sector than if the Portfolio Fund invested its assets across multiple market sectors.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties in repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions. Foreign investments may also be subject to withholding or other taxes on dividends, interest, capital gains or other income. Foreign investments may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There may be less publicly available information about a foreign issuer than about a U.S. issuer, and accounting, auditing and financial reporting standards and requirements may not be comparable. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, a Portfolio Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

Forward Contract Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Contract Risk. The forward contract markets are generally not regulated and a counterparty may refuse to perform on a forward contract. Forward contracts are not guaranteed by an exchange or clearing house and therefore a non-settlement or a default on a contract could deprive an investor of unrealized profits or force it to cover its commitment to purchase or resell, if any, at the current market price.

Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Risk. The price of an Index futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index, the price at which the contract will be settled, the time remaining until the expiration date of the futures contract and the volatility of the Index.

There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index futures. If a Portfolio Fund invests in Index futures at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the futures may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index futures do not offset losses incurred by the Portfolio Fund on other portfolio investments.

Changes in the liquidity of futures (i.e., due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the futures. It is also possible that the Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result.

A small investment in a futures contract may have a large impact on the performance of a Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index future will suffer losses, which are theoretically unlimited, as the value of the underlying Index declines. The seller of an Index future will suffer losses, which also are theoretically unlimited, as the value of the Index increases. Because of low margin deposits normally required to participate in futures position, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index futures contract may result in substantial losses to a Portfolio Fund. The market for Index futures may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of the Index futures.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. It may not be possible for an Investment Manager to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Unanticipated changes in the markets or events being hedged or the non-occurrence of events being hedged against may result in a poorer performance by the Portfolio Fund than in the absence of the implementation of a hedging strategy. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

Initial Public Offerings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer. These factors may contribute to substantial price volatility for such investments. The limited number of securities available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant positions without an unfavorable effect on prevailing market prices. In addition, some companies participating in an initial public offering are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings. In addition, performance-based fees of the Portfolio Funds give rise to certain conflicts of interest, including the incentive for Investment Managers to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect.

In an unsettled credit environment, an Investment Manager may find it difficult or impossible to obtain leverage and a Portfolio Fund may not be able to successfully implement its strategy without leverage. In addition, the termination of a loan or line of credit on short notice by the lender could result in premature liquidations of investment positions at prices below what the Investment Manager deems to be fair value for the positions.

Liquidity Risk One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (e.g., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Portfolio Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Portfolio Fund might obtain a less favorable price than the price that prevailed when such Portfolio Fund decided to sell.

Portfolio Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in Portfolio Funds, the Fund may receive securities that are illiquid or difficult to value.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser may be able to negotiate on behalf of the Fund). Certain Portfolio Funds may: (1) impose lock-up periods or periods during which an investor may not redeem its investment; (2) impose gates or limitations on the size of an investment withdrawal by an individual investor or by investors, collectively during a specific period; and/or (3) assess fees on investment withdrawals. With respect to purchases, the Fund may have to invest some of its assets temporarily in money market securities until it is possible to acquire initial or additional interests in a Portfolio Fund.

Liquidity Risk Two [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Institutional Shares. Repurchases will be made at such time, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. Even if the Fund makes a repurchase offer, there is no guarantee that shareholders will be able to redeem all of the Institutional Shares they desire to sell. Generally, the maximum number of Institutional Shares that will be repurchased by the Fund during any repurchase offer is not expected to have a value that exceeds 25% of the Institutional Shares’ aggregate NAV as of the repurchase date. Also, if a repurchase offer is oversubscribed, the Fund will generally repurchase only a pro rata portion of the Institutional Shares tendered by each shareholder. In order to fund a repurchase offer, the Fund may have to liquidate investments earlier than the Adviser desires and may result in liquidation costs (e.g., redemption fees imposed by Portfolio Funds) and/or losses on investments to the Fund.

Institutional Shares are subject to substantial restrictions on transferability and may not be sold, assigned, transferred, conveyed or disposed without the consent of the Board. Shareholders should not expect the Board to grant consents to transfer requests.

There is currently no market for the Institutional Shares and it is not contemplated that one will develop. Because a shareholder may be unable to sell its Institutional Shares, the shareholder will be unable to reduce its exposure to the Fund on any market downturn. Also, Institutional Shares may not be readily acceptable as collateral for a loan.

Long Short Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Long/Short Strategy Risk. The success of a long/short strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the securities utilized to implement the strategy.

Investment Managers may utilize the following strategies, the risks of which are as follows:

Directional Trading Approach Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Directional Trading Approach Risk. The success of the Directional Trading Approach is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short equity positions in those securities based on such predictions. If the Investment Manager’s prediction regarding the effect of economic and political changes on Equity Securities is incorrect, a substantial loss may result.

Event Driven Approach Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Event Driven Approach Risk. The success of the Event Driven Approach is contingent upon an Investment Manager’s ability to timely identity potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers. If a predicted corporate event does not occur or does not have the impact predicted, a substantial loss may occur.

Fundamental Long Short Approach Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fundamental Long/Short Approach Risk. The success of the Fundamental Long/Short Approach is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities. If the Investment Manager’s perception of an equity’s valuation or its future price is incorrect, a substantial loss may result.

Relative Value Approach Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Relative Value Approach Risk. The success of the Relative Value Approach is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short equity positions based on such discrepancies. If perceived pricing discrepancies do not materialize or if the Investment Manager fails to correctly exploit the pricing discrepancies, a substantial loss may result.

Options Risk [Member]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Options Risk. The price of an Index option can be highly volatile and is dictated by a variety of factors including the value of the Index, the Strike Price, the time remaining until the expiration date of the option and the volatility of the Index. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an Index option. If a Portfolio Fund invests in Index options at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the options may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index options do not offset losses incurred by the Portfolio Fund.

A small investment in an Index option may have a large impact on the performance of a Portfolio Fund as an Index option may result in losses in excess of amounts invested. The buyer of an Index call and a put option risks losing the entire premium paid to purchase the options. The seller (writer) of an Index call option assumes the risk of a theoretical unlimited increase in the market value of the Index above the Strike Price. The seller (writer) of an Index call option assumes the risk of a theoretical unlimited increase in the market value of the Index above the Strike Price. The seller (writer) of an Index put option assumes the risk of a theoretical unlimited decline in the market value of the Index above the Strike Price.

The market for Index options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of Index options. If Index options cannot be closed out timely due to illiquid secondary markets, losses may result.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited.

Swap Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of such swaps.

Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities.

Participation in a swap agreement also involves counter-party risk and payments owed to a Portfolio Fund may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If a counterparty to a swap agreement defaults, a Portfolio Fund’s only recourse is to pursue contractual remedies against the counterparty which may be unsuccessful.

If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment and can bear the financial risks of the investment including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

Fundof Funds Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund of Funds Structure Risk

Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure:

Control Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Risk. The Adviser will not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. A Portfolio Fund may fail to pursue its investment objective and strategies and the Portfolio Fund’s strategies may change and it may not use the same trading method in the future that was used to compile performance histories. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

Custody Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Custody Risk. A Portfolio Fund may not be required to or may not custody assets consistent with the requirements of the 1940 Act and therefore such assets are more likely at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

Expense Layering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expense Layering Risk. In addition to its own expenses, the Fund will also bear its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds.

Also, each Investment Manager generally will be entitled to receive a management fee of between 1.0% and 3.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund and a performance-based allocation, which can range up to 35% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses.

Foreign Organization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Organization Risk. The Fund invests in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. Further, it may be more difficult or impossible to effect service of process on the Portfolio Funds, enforce judgments against the Portfolio Funds obtained in U.S. courts and based on U.S. securities laws, bring an original action in foreign court to enforce liabilities of the Portfolio Funds based on U.S. securities laws, and to bring claims on behalf of shareholders of the Portfolio Funds. See also “Portfolio Fund Risk – Foreign Investment Risk” below.

Implementation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the strategies of the Portfolio Funds.

Limited Voting Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the funds’ investment strategies. Certain Portfolio Funds are associated with start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

Transparency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. While the Adviser in many cases seeks to negotiate arrangements that provide for regular reporting of performance and portfolio data by the Portfolio Funds, at times the only means of obtaining independent verification of performance data will be reviewing the Portfolio Funds’ annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Portfolio Funds’ governing documents), Portfolio Funds are not contractually or otherwise obligated to inform their investors, including the Fund, of details surrounding their investment strategies. This may result in a Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. For example, if two or more Portfolio Funds were to invest significantly in the same company or industry, the Fund’s investments could be “concentrated” in the same company or industry without the Adviser having the opportunity to assess the risks of such concentration. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Board. Because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser will not generally be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation. Revisions to the gain and loss calculations of each Portfolio Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to a Portfolio Fund until its annual audit is completed.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Lossof Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loss of Investment Risk

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

Legal And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	3550 Lenox Rd. NE
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
Contact Personnel Name	Ford Donohue

[1]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 1.0% to 3.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge an incentive allocation or fee which can range up to 35% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. If the Fund redeems some or all of its investment in a Portfolio Fund within the first twelve months of its investment, the Portfolio Fund may charge a liquidation fee of up to 5% of the amount of the redemption. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time. The Adviser estimates that approximately 4.2% (as a percentage of the net assets attributable to Shares) of the 16.49% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Portfolio Funds (i.e., management fees, performance-based fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds). The Adviser estimates that the balance of approximately 12.2% is attributable to certain expenses incurred by the Portfolio Funds in connection with investments sold short (e.g., dividend and interest expenses) as well as other investment-related expenses of the Portfolio Funds (e.g., bank charges and commissions, stock loan fees, etc.).
[2]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. The Fund’s actual expenses may vary from the estimated expenses shown in the table. “Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”).
[3]	The Adviser has contractually agreed to waive all management fees until April 30, 2027. The management fee waiver is in addition to the Expense Limitation Agreement described above. The management fee waiver is not subject to recoupment.
[4]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Institutional Shares to 1.25% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived and any expense limit in effect at the time of recoupment. These arrangements will continue until August 31, 2027 and may be terminated at any time by the Board. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination; provided that no repayment of such waived fees and/or reimbursed expenses will occur more than three (3) years following the date such waiver or reimbursement was made.